Property and Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expense	$ 39,860	$ 41,694	$ 164,942	$ 141,342
Disposals of property and equipment			$ 17,219	$ 0